SCHEDULE OF CONTRACT ASSETS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)
Revenue from Contract with Customer [Abstract]
Grosss amount at the beginning of the period	¥ 49,484	¥ 36,469	¥ 63,144
Increases due to revenue recognized during the year	45,577	44,616	27,787
Transfers to accounts receivable during the year	(21,024)	(31,601)	(54,462)
Grosss amount at the end of the period	74,037	49,484	36,469
Allowance for credit loss of contract assets		(21,732)	(10,362)		¥ (16,747)
Contract assets, net		27,752	26,107	$ 8,192	¥ 57,290
Balance at the beginning of the period			12,306
Balance at the beginning of the period	21,732	10,362
Additions charged to bad debt expense	(4,985)	11,370	(1,944)
Balance at the end of the period	¥ 16,747	¥ 21,732	¥ 10,362